As filed with the Securities and Exchange Commission on March 4, 2016.

No. 333-201473
No. 811-22926

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
_____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 24	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 26	[x]

Elkhorn ETF Trust
(Exact Name of Registrant as Specified in Charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (630) 355-4676

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
(Name and Address of Agent for Service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

It is proposed that this filing will become effective (check appropriate box):

[   ]       Immediately upon filing pursuant to paragraph (b) of Rule 485.
[   ]       On (date) pursuant to paragraph (b) of Rule 485.
[  ]       60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[   ]       On (date) pursuant to paragraph (a) of Rule 485.
[X]       75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[   ]       On (date) pursuant to paragraph (a) of Rule 485.
If appropriate, check the following box:

[   ]        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 24

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A - Prospectus for the Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio and Elkhorn S&P MidCap Utilities Portfolio

Part B - Statement of Additional Information for the Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio and Elkhorn S&P MidCap Utilities Portfolio

Part C - Other Information

Signatures

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
Dated March 4, 2016

Elkhorn ETF Trust (the “Trust”)

Elkhorn S&P MidCap Consumer Discretionary Portfolio (the “Consumer Discretionary Fund”)
(The NASDAQ Stock Market® LLC — [     ])

Elkhorn S&P MidCap Consumer Staples Portfolio (the “Consumer Staples Fund”)
(The NASDAQ Stock Market® LLC — [     ])

Elkhorn S&P MidCap Energy Portfolio (the “Energy Fund”)
(The NASDAQ Stock Market® LLC — [     ])

Elkhorn S&P MidCap Financials Portfolio (the “Financials Fund”)
(The NASDAQ Stock Market® LLC — [     ])

Elkhorn S&P MidCap Health Care Portfolio (the “Health Care Fund”)
(The NASDAQ Stock Market® LLC — [     ])

Elkhorn S&P MidCap Industrials Portfolio (the “Industrials Fund”)
(The NASDAQ Stock Market® LLC — [     ])

Elkhorn S&P MidCap Information Technology Portfolio (the “Information Technology Fund”)
(The NASDAQ Stock Market® LLC — [     ])

Elkhorn S&P MidCap Materials Portfolio (the “Materials Fund”)
(The NASDAQ Stock Market® LLC — [     ])

Elkhorn S&P MidCap Utilities Portfolio (the “Utilities Fund”)
(The NASDAQ Stock Market® LLC — [     ])

(each, a “Fund,” and collectively, the “Funds”)

PROSPECTUS

[    ], 2016

The Funds intend to list and principally trade shares on The NASDAQ Stock Market® LLC (“NASDAQ” or the “Exchange”).  Shares of the Funds trade on the Exchange at market prices that may be below, at or above each Fund’s net asset value.  Unlike mutual funds, the Funds issue and redeem shares at net asset value only in large specified blocks each consisting of 50,000 shares (each such block of shares called a “Creation Unit,” and, collectively, the “Creation Units”).  The Creation Units are issued for securities in which the Funds invest and/or cash, and redeemed for securities and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.

The Funds are exchange-traded index funds and except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

NOT FDIC INSURED.  MAY LOSE VALUE.  NO BANK GUARANTEE.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Elkhorn S&P MidCap Consumer Discretionary Portfolio

Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Consumer Discretionary Portfolio (the “Consumer Discretionary Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Consumer Discretionary Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. consumer discretionary companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including, but not limited to, household durables, leisure products and services, apparel and luxury goods, computers and electronics, automobiles and auto components, hotel and restaurant services and television and other entertainment goods and services.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Consumer Discretionary Sector Risk.  The Fund may be susceptible to adverse occurrences affecting the consumer discretionary sector.  Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences.  Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Elkhorn S&P MidCap Consumer Staples Portfolio

Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Consumer Staples Portfolio (the “Consumer Staples Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Consumer Staples Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. consumer staples companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in the business of providing consumer goods and services that have non cyclical characteristics, including tobacco, food and beverage, and nondiscretionary retail.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Consumer Staples Sector Risk.  The Fund may be susceptible to adverse occurrences affecting the consumer staples sector.  Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector.  Companies in this sector also are affected by changes in government regulation, world events and economic conditions, as well as natural and man-made disasters and political, social or labor unrest that affect production and distribution of consumer staple products.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Food and Beverage Industry Concentration Risk.  The Fund invests a significant portion of its assets in companies in the food and beverage industry.  The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Elkhorn S&P MidCap Energy Portfolio

Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Energy Portfolio (the “Energy Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Energy Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. energy companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in the business of producing, distributing or servicing energy related products, including oil and gas exploration and production, refining, oil services and pipelines.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Energy Sector Risk.  The Fund may be susceptible to adverse occurrences affecting the energy sector.  Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector.  Changes in government regulation, world events and economic conditions also affect these companies.  In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.  Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Oil and Gas Services Industry Concentration Risk.  The Fund may be susceptible to adverse occurrences affecting the oil and gas services industry.  The profitability of companies in the oil and gas services industry may be affected adversely by world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest).  Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Elkhorn S&P MidCap Financials Portfolio
Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Financials Portfolio (the “Financials Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Financials Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. financial service companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Banking Industry Concentration Risk.  The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain.  In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry.  Increased competition also may adversely affect the profitability or viability of banks.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Financial Services Sector Risk.  The Fund may be susceptible to  adverse economic or regulatory occurrences affecting the financial  services sector. Investing in the financial services sector  involves risks, including the following: financial services companies  are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory  interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services  companies whose securities the Fund may purchase may themselves  have concentrated portfolios, which makes them vulnerable  to economic conditions that affect that sector; and financial services  companies have been affected by increased competition, which could adversely affect the profitability or viability of such  companies.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

REIT Risk.  Although the Fund will not invest in real estate directly, the real estate investment trusts (“REITs”) in which the Fund invests are subject to risks inherent in the direct ownership of real estate.  These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Elkhorn S&P MidCap Health Care Portfolio

Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Health Care Portfolio (the “Health Care Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Health Care Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. healthcare companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in the business of providing healthcare-related products, facilities and services, including biotechnology, pharmaceuticals, medical technology and supplies.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Healthcare Sector Risk.  The Fund may be susceptible to adverse occurrences affecting the healthcare sector.  Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the healthcare sector.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Elkhorn S&P MidCap Industrials Portfolio

Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Industrials Portfolio (the “Industrials Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Industrials Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. industrial companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industrials Sector Risk. The Fund may be susceptible to adverse occurrences affecting the industrials sector.  Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector.  In addition, these companies are at risk for environmental and product liability damage claims.  Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Elkhorn S&P MidCap Information Technology Portfolio

Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Information Technology Portfolio (the “Information Technology Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Information Technology Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. information technology companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in the business of providing information technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Information Technology Sector Risk. The Fund may be susceptible to adverse occurrences affecting the information technology sector.  Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Elkhorn S&P MidCap Materials Portfolio

Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Materials Portfolio (the “Materials Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Materials Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. materials companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Basic Materials Sector Risk.  The Fund may be susceptible to adverse occurrences affecting the basic materials sector.  Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of basic materials.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information

Elkhorn S&P MidCap Utilities Portfolio

Summary Information

INVESTMENT OBJECTIVE

The Elkhorn S&P MidCap Utilities Portfolio (the “Utilities Fund” or the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Capped Utilities Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.[ ]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(*)	0.00%
Total Annual Fund Operating Expenses	0.[ ]%

(*)	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until [March 31, 2017], and thereafter to represent the imposition of the 12b-1 fee of an additional [0.25]% per annum of the Fund’s average daily net assets.  This example does not include the brokerage commissions that investors may pay to buy and sell Shares.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 90% of its total assets in common stocks of mid capitalization U.S. utility companies that comprise the Index.  The Index companies are mid capitalization companies that are principally engaged in providing either energy, water, electric or natural gas utilities or providing telecommunications services.  Pursuant to the Index, mid capitalization companies have a market capitalization of $1.4 to $5.9 billion.  The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index.  The Fund’s investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.  S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Index strictly in accordance with its guidelines and procedures.

The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.  For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy.  The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk.  Although the Fund intends to principally trade the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value.

Energy Sector Risk.  The Fund may be susceptible to adverse occurrences affecting the energy sector.  Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies.  In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.  Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Equity Securities Risk.  The Fund invests in equity securities.  The value of the Shares will fluctuate with changes in the value of these equity securities.  Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk.  The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange.  The Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Index Risk.  The Fund is not actively managed.  The Fund invests in securities included in or representative of its Index regardless of their investment merit.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index.  Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk.  The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.  The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Market Risk.  Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk.  The Index and therefore the Fund will comprise mid capitalization stocks.  As a result, the Fund may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Oil and Gas Services Industry Concentration Risk.  The Fund may be susceptible to adverse occurrences affecting the oil and gas services industry.  The profitability of companies in the oil and gas services industry may be affected adversely by world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest).  Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Utilities Sector Risk.  The Fund may be susceptible to adverse occurrences affecting the utlities sector.  Issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters.  Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser.  Elkhorn Investments, LLC (the “Adviser”).

Investment Committee.  There is no one individual primarily responsible for portfolio management decisions for the Fund.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants (“APs”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of 50,000 Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests and/or cash.  Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers.  Shares are expected to be listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income or capital gains.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and ALPS Distributors, Inc., the Fund’s distributor, may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Funds’ Strategies and Risks

PRINCIPAL INVESTMENT STRATEGIES

The Funds are series of the Trust, an investment company and an exchange-traded “index fund.”  The investment objectives of the Funds are to seek investment results that correspond generally to the price and yield (before each Fund’s fees and expenses) of each Fund’s respective Index (collectively, the “Indices”).  Each Fund generally will invest at least 90% of its total assets in common stocks that comprise its respective Index.  Each Fund’s investment objective, the 90% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.  As non-fundamental policies, each Fund’s investment objective and the 90% investment strategy require 60 days’ prior written notice to shareholders before they can be changed.  Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (“SAI”) under “Investment Objective and Policies.”

Each Fund uses an “indexing” investment approach to attempt to replicate, before fees and expenses, the performance of its respective Index.  The Adviser seeks correlation over time of 0.95 or better between each Fund’s performance and the performance of its respective Index; a figure of 1.00 would represent perfect correlation.  Another means of evaluating the relationship between the returns of a Fund and its Index is to assess the “tracking error” between the two.  Tracking error means the variation between the Fund’s annual return and the return of the Index, expressed in terms of standard deviation.  Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Index’s returns.

Each Fund generally invests in all of the securities comprising its respective Index in proportion to the weightings of the securities in the Index.

Additional information about the construction of the Indices is set forth below in the section entitled “Index Provider.”

The Funds’ Investments

EQUITY SECURITIES

The Funds invest in equity securities, which will primarily include common stocks.  Equity securities represent an ownership position in a company.  The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic, and other conditions.

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

A Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash, in order to collateralize its investments.  The percentage of a Fund invested in such holdings varies and depends on several factors, including market conditions.  During the initial invest-up period and during periods of high cash inflows or outflows, if market conditions are not favorable, a Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash.  During such periods, a Fund may not be able to achieve its investment objective.  For more information on eligible short term investments, see the SAI.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following provides additional information about certain of the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund’s “Summary Information” section.

Risk is inherent in all investing.  Investing in a Fund involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that a Fund will meet its stated objectives.  Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

Active Market Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares trade on the Exchange at market prices that may be below, at or above a Fund’s net asset value.

Banking Industry Concentration Risk.  The Financials Fund invests in banks, which are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain.  In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry.  Increased competition also may affect adversely the profitability or viability of banks.  In addition, the banking industry is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in the banking industry, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares that shareholders hold in such institutions.  The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain banking institutions to incur large losses.  Certain banking institutions have experienced declines in the valuation of their assets and even ceased operations.

Basic Materials Sector Risk.  For the Materials Fund, Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, increased competition and the imposition of import controls.  Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.  In addition, issuers in the basic materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Consumer Discretionary Sector Risk.  For the Consumer Discretionary Fund, companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences.  Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Consumer Staples Sector Risk. The Consumer Staples Fund faces the risk that changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector.  Changes in government regulation, world events and economic conditions, as well as natural and man-made disasters and political, social or labor unrest, also affect companies in this sector.

Energy Sector Risk.  The Energy Fund and the Utilities Fund invest a significant portion of their assets in securities issued by companies in the energy sector.  Companies in the energy sector are subject to extensive government regulation, including contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings.  A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.  As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry.

Companies in which the Energy Fund and the Utilities Fund may invest may do business with companies in countries other than the United States.  Such companies often operate in countries with less stringent regulatory regimes and countries that have a history of expropriation and/or nationalization, among other adverse policies.  In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.  The energy sector is cyclical, and commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.  Recent global economic events have created greater volatility in the energy sector, including substantial declines in the price of oil.  Such events may create wide fluctuations in the value of companies in this sector, which may affect the Shares.

Equity Securities Risk.  Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.  For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds.  In addition, securities of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Financial Services Sector Risk.  The Financials Fund faces the risks of investing in the financial services sector, which include the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations, unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.  In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework.  Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Moreover, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by a Fund.  These circumstances have also decreased liquidity in some markets and may continue to do so.  Liquidity in some markets has decreased and credit has become scarcer worldwide.  The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced decline in the valuation of their assets and even ceased operations.

Financial services companies also are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations.  Recent regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act.  These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility in a Fund.

Food and Beverage Industry Concentration Risk.  The Consumer Staples Fund invests a significant portion of its assets in companies in the food and beverage industry.  The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Fluctuation of Net Asset Value Risk.  The NAV of the Shares will generally fluctuate with changes in the market value of a Fund’s holdings.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for

Shares on the Exchange.  A Fund cannot predict whether Shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of a Fund trading individually or in the aggregate at any point in time.  However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), each Fund believes that large discounts or premiums to the net asset value of Shares should not be sustained.

Healthcare Sector Risk.  For the Health Care Fund, factors that may affect the profitability of companies in the healthcare sector include extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products and product obsolescence due to industry innovation, changes in technologies and other market developments.  A major source of revenue for the healthcare industry is payments from the Medicare and Medicaid programs.  As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs.  Companies in the healthcare sector depend heavily on patent protection.  The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies.  Healthcare companies also are subject to extensive litigation based on product liability and similar claims.  Additional factors also may adversely affect healthcare companies, and state or local healthcare reform measures.  Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly.  Healthcare companies also are subject to competitive forces that may make raising prices difficult and, at times, may result in price discounting.  In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

Index Risk.  Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Index.  Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Index, even if that security generally is underperforming.

Industrials Sector Risk.  For the Industrials Fund, changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector.  In addition, these companies are at risk for environmental damage claims.  Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Industry Concentration Risk.  Each Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that its Index reflects a concentration in that industry or sector.  The Funds will not otherwise concentrate their investments in securities of issuers in any one industry or sector.

Information Technology Sector Risk.  For the Information Technology Fund, the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products can significantly affect the companies in the technology sector.  Companies in the technology sector also face competition or potential competition with numerous alternative technologies.  In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future. Patent protection is integral to the success of many companies in this sector, and profitability may be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products.  The technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences.  The success of the sector participants depends substantially on the timely and successful introduction of new products.

Market Risk.  Securities in the Indices are subject to market fluctuations.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Indices.  A significant percentage of each Index may be composed of issuers in a single industry or sector of the economy.  If a Fund is focused in an industry or sector, the Fund may face more risks than if it were broadly diversified over numerous industries and sectors of the economy.  At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Mid Capitalization Risk.  Each Index and therefore each Fund will comprise mid capitalization stocks.  As a result, the Funds may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause a Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk.  Each Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Funds’ market exposure for limited periods of time.  This impact may be positive or negative, depending on the direction of market movement during the period affected.  Also, during the initial invest-up period, a Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk.  Each Fund’s return may not match the return of its respective Index for a number of reasons.  For example, a Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  In addition, the performance of a Fund and its Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.  A Fund may fair value certain of the securities it holds.  To the extent a Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Index may be adversely affected.  Since each Index is not subject to the tax diversification requirements to which its respective Fund must adhere, a Fund may be required to deviate its investments from the securities and relative weightings of its Index.  A Fund may not invest in certain securities included in its Index due to liquidity constraints.  Liquidity constraints also may delay a Fund’s purchase or sale of securities included in its Index.  For tax efficiency purposes, a Fund may sell certain securities to realize losses, causing it to deviate from its Index.

Non-Diversification Risk.  Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.  This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Oil and Gas Services Industry Concentration Risk.  For the Energy Fund and the Utilities Fund, the profitability of companies in the oil and gas services industry may be adversely affected by world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest).  Prices and supplies of oil and gas may fluctuate significantly over short and long periods of time due to national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries.  In addition, companies in the oil and gas services industry are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.  Disruptions in oil and gas services or shifts in fuel consumption may significantly impact companies in this industry.  Companies in the oil and gas services industry also may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.  Recent global economic events have created greater volatility in the oil and gas services industry, including substantial declines in the price of oil.  Such events may create wide fluctuations in the value of companies in this industry, which may affect the Shares.

REIT Risk.  Although the Financials Fund will not invest in real estate directly, the REITs in which the Funds will invest will be subject to risks inherent in the direct ownership of real estate.  These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws, that may affect the real estate industry.  A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay.  As a result, an investor will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law.  The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests.  Mortgage REITs receive interest payments from the owners of the mortgaged properties.  Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.  Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties.  If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with  the foreclosure may be less than the amount owed to the mortgage REIT.  Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid.  Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs.  When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline.  A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations.  As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.  Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Utilities Sector Risk.  The Utilities Fund faces the risks inherent in the utilities sector, which include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; potential impact of terrorist activities on the utility industry and its customers; and the impact of natural or man-made disasters.  Any such event could have serious consequences for the general population of the affected area and result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.  Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

NON-PRINCIPAL INVESTMENT STRATEGIES

Each Fund, after investing 90% of its total assets in common stocks that comprise its respective Index, may invest its remaining assets in securities or other instruments not included in the Index and in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom).  The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions and deletions to each Fund’s Index in the portfolio composition of the Fund.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

The following section provides additional risk information regarding investing in the Funds.

Failure to Qualify as a Regulated Investment Company Risk.  If, in any year, a Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation.  In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.  If a Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Inflation Risk.  Inflation may reduce the intrinsic value of increases in the value of a Fund.  Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money.  As inflation increases, the value of a Fund’s assets can decline as can the value of the Fund’s distributions.

Security Issuer Risk.  Issuer-specific attributes may cause a security held by a Fund to be more volatile than the market generally.  The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Legislation and Litigation Risk.  Legislation or litigation that affects the value of securities held by a Fund may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain securities in which a Fund invests.  In addition, litigation regarding any of the securities owned by a Fund may negatively impact the value of the Shares.  Such legislation or litigation may cause a Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

Market Making Risk.  Market-making third parties may be required to provide liquidity, which would reduce the value of a Fund.  If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund’s net asset value and the price at which the Shares are trading on the Exchange which could result in a decrease in value of the Shares.

TRADING ISSUES

Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

SHARES MAY TRADE AT PRICES DIFFERENT THAN NAV

The NAV of the Shares generally will fluctuate with changes in the market value of a Fund’s holdings.  The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange.  The Adviser cannot predict whether the Shares will trade below, at or above their NAV.  Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.  In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV.  If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV.  These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of a Fund that could arise from frequent cash redemption transactions.  In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions.  These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Funds’ SAI, which is available at www.elkhorn.com.

Management of the Funds

FUND ORGANIZATION

The Funds are series of the Trust, an investment company registered under the 1940 Act.  Each Fund is treated as a separate fund with its own investment objective and policies.  The Trust is organized as a Massachusetts business trust.  Its Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Elkhorn Investments, LLC is a registered investment adviser with its offices at 207 Reber Street, Suite 201, Wheaton, Illinois 60187.

As the Funds’ investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

There is no one individual primarily responsible for portfolio management decisions for the Funds.  Investments are made under the direction of the Investment Committee.  The Investment Committee consists of:

•	Benjamin Fulton, Chair of the Investment Committee and Chief Executive Officer of the Adviser;

•	Graham Day, Director of the Adviser;

•	Jeff Wynsma, Director of the Adviser; and

•	Jordan Golz, Analyst of the Adviser.

Each member of the Investment Committee has served as a part of the portfolio management team of the Funds since inception.

The Funds’ SAI provides additional information about the compensation structure for the members of the Investment Committee, other accounts that the members of the Investment Committee manage and the ownership of Shares by members of the Investment Committee.

Pursuant to an investment advisory agreement, each Fund pays the Adviser an annual management fee; these fees equal [   ]% of the average daily net assets for [each Fund].  As of the date of this prospectus, the Funds have not paid management fees.  Out of the management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

The Adviser’s management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services to the Funds.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreement on behalf of each Fund will be available in the Funds’ Annual Report to shareholders for the fiscal year ended [     ].

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors will buy and sell Shares in secondary market transactions through brokers.  Shares will be listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The Shares are expected to trade under the symbols [     ] for the Consumer Discretionary Fund, [     ] for the Consumer Staples Fund, [     ] for the Energy Fund, [     ] for the Financials Fund, [     ] for the Health Care Fund, [     ] for the Industrials Fund, [     ] for the Information Technology Fund, [     ] for the Materials Fund, and [     ] for the Utilities Fund.

Share prices are reported in dollars and cents per Share.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.  The Trust, on behalf of the Funds, has received an exemptive order from the SEC that permits certain registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into an agreement with the Fund regarding the terms of any investment.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Funds may liquidate and terminate at any time without shareholder approval.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

FUND SHARE TRADING PRICES

The trading prices of Shares on the Exchange may differ from each Fund’s daily NAV.  Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

The approximate value of Shares, an amount representing on a per Share basis the sum of the current market price of the securities accepted by each Fund in exchange for Shares and an estimated cash component, will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association.  This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  Each Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares may be purchased and redeemed directly from each Fund only in Creation Units by APs that have entered into agreements with the Funds’ distributor.  The vast majority of trading in Shares occurs on the secondary market and does not involve the Funds directly.  In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares.  Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains.  These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases.  However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades.  In addition, each Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund.  For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

This section describes tax matters applicable to each Fund.  Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Funds.  Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

TAXES

Each Fund intends to continue qualify as a “regulated investment company” under the federal tax laws.  If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,

•	You sell your Shares listed on the Exchange, and

•	You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS

Each Fund’s distributions are generally taxable.  After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gains dividends.  Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates.  Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares.  To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below.  In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce basis, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment.  The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash.  The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any.  The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Under the “Health Care and Education Reconciliation Act of 2010,” income from the Fund may also be subject to a 3.8% “Medicare tax.”  This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.  However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets.  Some capital gains dividends may be taxed at a maximum stated tax rate of 25%.  Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year.  Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less.  You must exclude the date you purchase your Shares to determine your holding period.  However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received.  The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income.  The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.  Distributions with respect to Shares in REITs are qualifying dividends only in limited circumstances.  The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

TAXES ON EXCHANGE-LISTED SHARE SALES

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss.  To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction.  Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges.  In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange securities for Creation Units you will generally recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid.  If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.  If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds.  It is not a substitute for personal tax advice.  You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws.  See “Taxes” in the SAI for more information.

Distribution Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis.  The Distributor does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.  In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to [0.25]% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services.  The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Funds do not currently pay 12b-1 fees, and the Funds will not pay 12b-1 fees any time before [March 31, 2017].  However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

Each Fund’s net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business.  Net asset value is calculated for each Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding.  The result, rounded to the nearest cent, is the net asset value per Share.  All valuations are subject to review by the Trust’s Board or its delegate.

Each Fund’s investments are valued daily in accordance with valuation procedures adopted by the Board, and in accordance with provisions of the 1940 Act.  Certain securities in which a Fund may invest are not listed on any securities exchange or board of trade.  Such securities are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over the counter secondary market, although typically no formal market makers exist.  Certain securities, particularly debt securities, have few or no trades, or trade infrequently, and information regarding a specific security may not be widely available or may be incomplete.  Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information.  Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.  Typically, debt securities are valued using information provided by a third-party pricing service.  The third-party pricing service primarily uses broker quotes to value the securities.

Each Fund’s investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act.  Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.

Certain securities may not be able to be priced by pre-established pricing methods.  Such securities may be valued by the Board or its delegate at fair value.  The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act.  These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.”  As a general principle, the current

“fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale.  The use of fair value prices by a Fund generally results in the prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange.  A variety of factors may be considered in determining the fair value of such securities.  Valuing a Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations.  See the Funds’ SAI for details.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer-specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when each Fund calculates its NAV.  Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.  Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.  Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.  In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Index.  This may adversely affect a Fund’s ability to track its respective Index.

Fund Service Providers

The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for the Funds.

Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Trust.

Grant Thornton LLP, 171 North Clark Street, Suite 200, Chicago, Illinois 60601, serves as the Funds’ independent registered public accounting firm and is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

Each Fund is new and has no performance history as of the date of this prospectus.  Financial information therefore is not available.

Index Provider

The Indices have been licensed for use for certain purposes by the Adviser.  The Index Provider is not affiliated with the Trust, the Adviser or the Distributor.  The Funds are entitled to use the Indices pursuant to a sub-licensing agreement with the Adviser.

No entity that creates, compiles, sponsors or maintains an index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Funds.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Indices.

ELIGIBILITY CRITERIA

Each Index is a subset of the S&P MidCap 400® (the “S&P MidCap 400”), which reflects the U.S. mid capitalization market.  The constituents of the S&P MidCap 400 are each categorized into economic sectors according to the Global Industry Classification Standard (“GICS®”).  GICS® assigns a company to a single sector according to its “principal business activity,” which GICS® determines by such factors as the source of the company’s revenues and the market perception of that company’s business.  Each Index is designed to measure the overall performance of stocks in its respective economic sector.

The S&P MidCap 400 follows several criteria for index eligibility.  Each company must be a U.S. company, as determined by the governing rules detailed in the index methodology.  Further, the previous quarter’s as-reported earnings, as well as the sum of trailing as-reported earnings over the previous four consecutive quarters, should be positive.  Additionally, at least 50% of the company’s stock must be publicly held, and the company’s stock must demonstrate adequate liquidity, as determined by governing rules detailed in the index methodology.  Lastly, eligible securities include common equities listed on major U.S. exchanges, including real estate investment trusts (“REITs”).  Ineligible securities are detailed in the index methodology and include, but are not limited to, operating companies, including business development companies (“BDCs”), limited partnerships, master limited partnerships (“MLPs”), over-the-counter bulletin board issues, closed-end funds, exchange-traded funds, exchange-traded notes, royalty trusts, convertible bonds, investment trusts, rights and American Depositary Receipts.  The balance of industries represented in the S&P MidCap 400 must accurately represent the balance of industries represented in the universe of companies eligible for inclusion in each Index.

The Index Provider reconstitutes and rebalances each Index on a quarterly basis on the third Friday of March, June, September and December.  The Index components, shares outstanding and weighting factors are determined as of the rebalancing date, while the prices for the components’ shares are used as of one week prior to the rebalancing date.  Each component company’s weight in an Index is capped at 22.5%, and the sum of all stocks constituting more than 4.5% of an Index cannot exceed 45% of that Index.  If this 45% limit is breached, the Index Provider ranks all the stocks in descending order of their weights and identifies the first stock that causes the 45% limit to be breached.  The Index Provider then reduces the weighting of this stock either until the 45% limit is satisfied or its weight in the Index falls below 4.5%.  If any stock exceeds either the 22.5% limit or the 45% limit, the Index Provider proportionally redistributes its excess weight to all uncapped stocks.

INDEX CONSTRUCTION

The S&P MidCap 400 is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.  Mid cap exposure generally captures a phase in the typical corporate life cycle in which firms have successfully navigated the challenges specific to small companies, such as raising initial capital and managing early growth.  At the same time, mid caps tend to be quite dynamic and not so large that continued growth is unattainable.  As a result, the mid-cap segment may offer aspects of the markets not covered by the large- and small-cap worlds.

●	Universe. All constituents must be U.S. companies.

●	Eligibility Market Cap. Companies with unadjusted market cap of USD 1.4 billion to USD 5.9 billion.

●	Public Float. At least 50% of shares outstanding must be available for trading.

●	Financial Viability. Companies must have positive as-reported earnings over the most recent quarter, as well as over the most recent four quarters (summed together).

●	Adequate Liquidity and Reasonable Price. Consists of liquid common stocks, with active secondary markets.

INDEX CALCULATIONS

The S&P MidCap 400 and each Index is calculated by means of the divisor methodology used for S&P Dow Jones Indices’ equity indices.

For more information on each Index calculation methodology, please refer to S&P Dow Jones Indices’ Index Mathematics Methodology.

Disclaimers

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by the Adviser.  Each Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by the Adviser.  The Adviser’s products are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates or third-party licensors (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Adviser’s products or any member of the public regarding the advisability of investing in securities generally or in Adviser’s products particularly or the ability of the Index to track general market performance.  S&P Dow Jones Indices’ only relationship to the Adviser with respect to each Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices.  Each Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Adviser’s products.  S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of Adviser’s products into consideration in determining, composing or calculating each Index.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Adviser’s products or the timing of the issuance or sale of Adviser’s products or in the determination or calculation of the equation by which Adviser’s products is to be converted into cash.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Adviser’s products.  There is no assurance that investment products based on an Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC and its subsidiaries are not investment advisers.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE ADVISER’S PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The Adviser does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares any other person or entity from the use of the Index or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange.  The Adviser cannot predict whether the Shares will trade below, at or above their NAV.  The approximate value of the Shares, which is an amount representing on a per share basis the sum of the current market price of the securities (and an estimated cash component) accepted by each Fund in exchange for Shares, will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association.  This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Funds are not involved with, or responsible for, the calculation or dissemination of the approximate value, and the Funds do not make any warranty as to its accuracy.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of each Fund during the past four calendar quarters, when available, will be found at www.elkhorn.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares.  Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Unit Aggregations of Shares are issued and sold by each Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Funds.  Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names.  Householding for the Funds is available through certain broker-dealers.  If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer.  If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Contents

Summary Information – Consumer Discretionary Fund	2
Summary Information – Consumer Staples Fund	7
Summary Information – Energy Fund	12
Summary Information – Financials Fund	17
Summary Information – Health Care Fund	22
Summary Information – Industrials Fund	27
Summary Information – Information Technology Fund	32
Summary Information – Materials Fund	37
Summary Information – Utilities Fund	42
Additional Information About the Funds’ Strategies and Risks	48
The Funds’ Investments	48
Tax-Advantaged Structure of ETFs	57
Portfolio Holdings	58
Management of the Funds	58
How to Buy and Sell Shares	59
Dividends, Distributions and Taxes	61
Distribution Plan	63
Net Asset Value	64
Fund Service Providers	65
Financial Highlights	65
Index Provider	65
Disclaimers	67
Premium/Discount Information	69
Other Information	69

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds’ SAI.  The SAI provides detailed information about the Funds and is incorporated by reference into this prospectus.  This means that the SAI legally is a part of this prospectus.  Additional information about each Fund’s investments also will be available in the Fund’s Annual and Semi-Annual Reports to Shareholders, when available.  In a Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call:	Elkhorn ETF Trust at 1-844-355-3837
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:	Elkhorn ETF Trust c/o Elkhorn Investments, LLC
207 Reber Street, Suite 201
Wheaton, IL 60187

Visit:	www.elkhorn.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds or the Shares not contained in this prospectus, and you should not rely on any other information.  Read and keep this prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a prospectus.  This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-22926.

PROSPECTUS ETF	Consumer Discretionary Fund Consumer Staples Fund Energy Fund Financials Fund Health Care Fund Industrials Fund Information Technology Fund Materials Fund Utilities Fund

DATED [    ], 2016

Elkhorn ETF Trust 207 Reber Street, Suite 201 Wheaton, IL 60187	Phone: 1-844-355-3837 E-mail: info@elkhorn.com www.elkhorn.com

Preliminary Statement of Additional Information
 Dated March 4, 2016
Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Statement of Additional Information

Investment Company Act File No. 811-22926
ELKHORN ETF TRUST

Fund Name	Ticker Symbol	Exchange
Elkhorn S&P MidCap Consumer Discretionary Portfolio	[ ]	The NASDAQ Stock Market® LLC
Elkhorn S&P MidCap Consumer Staples Portfolio	[ ]	The NASDAQ Stock Market® LLC
Elkhorn S&P MidCap Energy Portfolio	[ ]	The NASDAQ Stock Market® LLC
Elkhorn S&P MidCap Financials Portfolio	[ ]	The NASDAQ Stock Market® LLC
Elkhorn S&P MidCap Health Care Portfolio	[ ]	The NASDAQ Stock Market® LLC
Elkhorn S&P MidCap Industrials Portfolio	[ ]	The NASDAQ Stock Market® LLC
Elkhorn S&P MidCap Information Technology Portfolio	[ ]	The NASDAQ Stock Market® LLC
Elkhorn S&P MidCap Materials Portfolio	[ ]	The NASDAQ Stock Market® LLC
Elkhorn S&P MidCap Utilities Portfolio	[ ]	The NASDAQ Stock Market® LLC

Dated [______________], 2016

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the prospectus dated [___________], 2016, as it may be revised from time to time (the “Prospectus”), for the Elkhorn S&P MidCap Consumer Discretionary Portfolio (the “Consumer Discretionary Fund”), Elkhorn S&P MidCap Consumer Staples Portfolio (the “Consumer Staples Fund”), Elkhorn S&P MidCap Energy Portfolio (the “Energy Fund”), Elkhorn S&P MidCap Financials Portfolio (the “Financials Fund”), Elkhorn S&P MidCap Health Care Portfolio (the “Health Care Fund”), Elkhorn S&P MidCap Industrials Portfolio (the “Industrials Fund”), Elkhorn S&P MidCap Information Technology Portfolio (the “Information Technology Fund”), Elkhorn S&P MidCap Materials Portfolio (the “Materials Fund”) and Elkhorn S&P MidCap Utilities Portfolio (the “Utilities Fund”) (each, a “Fund” and collectively, the “Funds”).  The Funds are series of the Elkhorn ETF Trust (the “Trust”).  Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, or by calling toll free at 1-844-355-3837.

Table of Contents

General Description of the Trust and the Funds	1

Exchange Listing and Trading	3

Investment Objective and Policies	4

Investment Strategies	5

Sublicense Agreements	10

Investment Risks	10

Management of the Funds	13

Accounts Managed by Investment Committee	22

Brokerage Allocations	23

Custodian, Transfer Agent, Fund Accounting Agent, Distributor, Index Provider and Exchange	25

Additional Information	27

Proxy Voting Policies and Procedures	29

Creation and Redemption of Creation Unit Aggregations	30

Federal Tax Matters	38

Determination of Net Asset Value	44

Dividends and Distributions	46

Miscellaneous Information	46

Exhibit A - Proxy Voting Guidelines	1

ii

General Description of the Trust and the Funds

The Trust was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares in one or more series or “Funds.”  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers shares in [___] series, including the Funds, which are non-diversified series.

This SAI relates to the Funds.  Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.  Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

Each share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series; and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.  The Trust’s Declaration of Trust (the “Declaration”) requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders.  For example, the Declaration gives the Trustees broad authority to approve reorganizations between a Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of a Fund’s assets, or the termination of the Trust or a Fund without shareholder approval if the 1940 Act would not require such approval.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration.  The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote.  The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act.  Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present.  The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees.  The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund or as the Trustees may determine, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.  In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees.  The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions.  Prior to bringing a derivative action, a demand must first be made on the Trustees.  The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand.  Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand.  If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund.  In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee.  If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances.  If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.  The Declaration also provides that any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law.

The Trust is not required to and does not intend to hold annual meetings of shareholders.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees.  The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust.  The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law.  In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.  The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Funds are advised by Elkhorn Investments, LLC (the “Adviser” or “Elkhorn Investments”).

The shares of the Funds list and principally trade on The Nasdaq Stock Market® LLC (“Nasdaq” or the “Exchange”).  The shares will trade on the Exchange at market prices that may be below, at or above net asset value.  Each Fund offers and issues shares at net asset value only in aggregations of a specified number of shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities (the “Deposit Securities”) included in a Fund’s Index (as hereinafter defined), together with the deposit of a specified cash payment (the “Cash Component”).  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 50,000 shares of a Fund.

The Trust reserves the right to permit creations and redemptions of Fund shares to be made in whole or in part on a cash basis under certain circumstances.  Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with each Fund cash at least equal to 105% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section.  In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.  In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of a Fund will continue to be met.  The Exchange may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Fund’s Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange makes further dealings on the Exchange inadvisable.  The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

Each Fund reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of each Fund.  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)The Fund may not issue senior securities, except as permitted under the 1940 Act.

(2)The Fund may not borrow money, except as permitted under the 1940 Act.

(3)The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase and sale of portfolio securities.

(4)The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)The Fund will not concentrate its investments in securities of issuers in any one industry, as the term “concentrate” is used in the 1940 Act, except to the extent the Index upon which the Fund is based concentrates in an industry or a group of industries.  This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets).  In the event that such asset coverage shall at any time fall below 300% a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  The fundamental investment limitations set forth above limit each Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

For purposes of applying restriction (5) above, a Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.  With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then a Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund.  The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities.  With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, each Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

Under normal circumstances, the Consumer Discretionary Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. consumer discretionary companies that comprise the S&P MidCap 400® Capped Consumer Discretionary Index, the Consumer

Staples Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. consumer staples companies that comprise the S&P MidCap 400® Capped Consumer Staples Index, the Energy Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. energy companies that comprise the S&P MidCap 400® Capped Energy Index, the Financials Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. financial service companies that comprise the S&P MidCap 400® Capped Financials Index, the Health Care Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. healthcare companies that comprise the S&P MidCap 400® Capped Health Care Index, the Industrials Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. industrial companies that comprise the S&P MidCap 400® Capped Industrials Index, the Information Technology Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. information technology companies that comprise the S&P MidCap 400® Capped Information Technology Index, the Materials Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. materials companies that comprise the S&P MidCap 400® Capped Materials Index and the Utilities Fund will invest at least 90% of its total assets in common stocks of mid capitalization U.S. utility companies that comprise the S&P MidCap 400® Capped Utilities Index (each, an “Index” and collectively, the “Indices”).  Fund shareholders are entitled to 60 days’ notice prior to any change in these non-fundamental investment policies.

Types of Investments

Equities.  The Funds invest in equity securities.  Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic, and other conditions. Equity securities in which the Funds invest include common stocks.  Common stocks include the common stock of any class or series of a domestic or foreign corporation or any similar equity interest, such as a trust or partnership interest.  These investments may or may not pay dividends and may or may not carry voting rights.  Common stock occupies the most junior position in a company’s capital structure.  Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks.  Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Fixed Income Investments and Cash Equivalents.  Normally, each Fund invests substantially all of its assets to meet its investment objective; however, the Funds may invest in fixed income investments and cash equivalents.

Fixed income investments and cash equivalents held by a Fund may include, without limitation, the types of investments set forth below:

(1)The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities.  U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government.  U.S. Treasury securities are backed by the “full faith and credit” of the United States.  Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.  Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.  An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision.  Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.  In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.  The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2)The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association.  Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable.  If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities.  Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon.  Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.  The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3)The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4)The Fund may invest in repurchase agreements, which involve purchases of debt securities with counterparties that are deemed by the Adviser to present acceptable credit risks.  In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time.  This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate.  Such actions afford an opportunity for the Fund to invest temporarily available cash.  The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities.  The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral.  If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest.  The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement.  The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5)The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest.  There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6)The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations.  Master demand notes are direct lending arrangements between the Fund and a corporation.  There is no secondary market for the notes.  However, they are redeemable by the Fund at any time.  The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.  The Fund may invest in commercial paper only if its has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by Elkhorn Investments to be of comparable quality.

(7)The Fund may invest in shares of money market funds, as consistent with its investment objective and policies.  Shares of money market funds are subject to management fees and other expenses of those funds.  Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations.  At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.  Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price, it is possible for the Fund to lose money by investing in money market funds.

Illiquid Securities. Each Fund may invest in illiquid securities (i.e., securities that cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund values the securities for purposes of determining the Fund’s net asset value).  For purposes of this restriction, illiquid securities include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days.  However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets.  The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation.  The Board of Trustees has delegated to the Adviser the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight for such determinations.  With respect to Rule 144A securities, Elkhorn Investments considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); and (iii) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.  Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees.  If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Portfolio Turnover

Each Fund buys and sells portfolio securities in the normal course of its investment activities.  The proportion of a Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate.  A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year.  A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes.

Sublicense Agreement

The Trust on behalf of each Fund relies on a product license agreement (the “Master License Agreement”) by and between S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) (“S&P” or the “Index Provider”) and Elkhorn Investments and a related sublicense agreement (the “ETF License Agreement”) with Elkhorn Investments that grants the Trust, on behalf of each Fund, a non-exclusive and non-transferable sublicense to use certain intellectual property of the Index Provider, in connection with the issuance, distribution, marketing and/or promotion of the Fund.  Pursuant to the ETF License Agreement, each respective Fund has agreed to be bound by certain provisions of the Master License Agreement.

Investment Risks

Overview

An investment in a Fund should be made with an understanding of the risks that an investment in the Fund shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline.  The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment.  The past market and earnings performance of any of the securities included in each Fund is not predictive of their future performance.

Common Stocks

Common stocks are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change.  These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Elkhorn Investments cannot predict the direction or scope of any of these factors.  Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid.  Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities.  The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.  The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in a Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund.  The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund’s purchase and sale of the equity securities and other factors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer.  Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock.  Preferred stockholders are also generally entitled to rights on liquidation, which are senior to those of common stockholders.

Cyber Security Risk

As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security.  A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity.  Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.  Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users.  In addition, cyber security breaches of the Funds’ third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject the Funds to many of the same risks associated with direct cyber security breaches.  The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cyber security systems of issuers or third party service providers.

Dividends Risk

Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.  Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or have otherwise been settled.  Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital, as do debt securities.  The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.  Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock.  Preferred stockholders are also generally entitled to rights on liquidation that are senior to those of common stockholders.

Index Correlation Risk

 The value of a Fund’s shares will decline, more or less, in correlation with any decline in the value of its Index.

Market Capitalization Risk

Each Index and therefore each Fund will comprise mid capitalization stocks.  As a result, the Funds may be exposed to additional risk associated with mid capitalization companies.  Increased exposure to mid capitalization companies may cause a Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Non-Correlation Risk

  A Fund’s return may not match the return of its Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. In addition, although each Fund currently intends to seek to fully replicate its Index, the Funds may use a representative sampling approach which may not exactly replicate the securities included in the Indices or the ratios between the securities included in the Indices.

Borrowing and Leverage Risk

When a Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings.  Any such borrowings are intended to be temporary.  However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time.  As prescribed by the 1940 Act, each Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing.  A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Management of the Funds

Trustees and Officers

The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees.  There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) and three of whom are Trustees who are not officers or employees of Elkhorn Investments or any of its affiliates (“Independent Trustees”).  The Trust has not established a lead independent Trustee position.  The Trustees set broad policies for the Funds, choose the Trust’s officers and hire the Trust’s investment adviser.  The officers of the Trust manage its day-to-day operations and are responsible to the Trust’s Board of Trustees.  The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.  Each Trustee has been elected for an indefinite term.  The officers of the Trust serve indefinite terms.  Each Trustee, except for Benjamin T. Fulton, is an Independent Trustee.  Mr. Fulton is deemed an “interested person” (as that term is defined in the 1940 Act) (“Interested Trustee”) of the Trust due to his positions as Chief Executive Officer and President of Elkhorn Investments and the Trust.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Elkhorn Investments Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Trustee who is an Interested Person of the Trust
Benjamin T. Fulton(1) c/o Elkhorn Investments, LLC 207 Reber Street, Suite 201 Wheaton, IL 60187 Y.O.B.: 1961	Chairman of the Board of Trustees; Chief Executive Officer and President	•Indefinite term •Since inception	Chief Executive Officer and President, Elkhorn Investments, LLC, 2013-present; Managing Director, Invesco PowerShares Capital Management LLC, 2005-2013	[ ]	None
Independent Trustees
Bruce Howard c/o Elkhorn Investments, LLC 207 Reber Street, Suite 201 Wheaton, IL 60187 Y.O.B.: 1952	Trustee	•Indefinite term •Since inception
Advisory Board Member, Performance Trust Capital Partners LLC, 2009-present; Director/Tax Consultant, Tyndale House Publishers Inc., 1980-present; Professor of Business & Economics, Wheaton College, 1980-present
				[ ]	None

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Elkhorn Investments Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years

Gregory D. Bunch c/o Elkhorn Investments, LLC 207 Reber Street, Suite 201 Wheaton, IL 60187 Y.O.B.: 1958	Trustee	•Indefinite term •Since inception	Adjunct Professor of Entrepreneurship, University of Chicago, 2009-present; President, Masterplan International Corporation, 1998-present; Co-Founder, Oration, 2012-2013	[ ]	None
Jeffrey P. Helton c/o Elkhorn Investments, LLC 207 Reber Street, Suite 201 Wheaton, IL 60187 Y.O.B.: 1959	Trustee	•Indefinite term •Since inception	Pastor, The People’s Church, 2012-present; Executive/Life Coach, WellSpring Coaching, 2010-present	[ ]	None
Officers of the Trust
Graham Day c/o Elkhorn Investments, LLC 207 Reber Street, Suite 201 Wheaton, IL 60187 Y.O.B.: 1986	Vice President and Assistant Secretary	•Indefinite term •Since inception
Director of Product Development, Elkhorn Investments, LLC, 2014-present; Senior Strategist (2013-2014), Product Manager (2011-2013), Research Analyst (2009-2011), Invesco PowerShares Capital Management LLC
				N/A	N/A
Melanie H. Zimdars c/o Elkhorn Investments, LLC 207 Reber Street, Suite 201 Wheaton, IL 60187 Y.O.B.: 1976	Chief Compliance Officer	•Indefinite term •Since inception	Vice President and Deputy Chief Compliance Officer, ALPS Fund Services, 2009-present	N/A	N/A
Philip L. Ziesemer c/o Elkhorn Investments, LLC 207 Reber Street, Suite 201 Wheaton, IL 60187 Y.O.B.: 1963	Chief Financial Officer and Secretary	•Indefinite term •Since inception	Chief Financial Officer, Elkhorn Investments, LLC, 2013-present; Chief Financial Officer, Renegade Holdings, 2009-2013	N/A	N/A
____________________

(1)	Mr. Fulton is deemed an “interested person” of the Trust due to his position as Chief Executive Officer and President of Elkhorn Investments and the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Elkhorn Investments Fund Complex (as defined below), which is known as a “unitary” board leadership structure.  Each Trustee currently serves as a trustee of each Fund and is anticipated to serve as a trustee for future Funds advised by Elkhorn Investments (each, an “Elkhorn Fund” and collectively, the “Elkhorn Investments Fund Complex”).  None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Elkhorn Investments or any of its affiliates.  The Interested Trustee, Benjamin T. Fulton, serves as the Chair of the Board for each Fund in the Elkhorn Investments Fund Complex.

The same four persons serve as Trustees on the Trust’s Board and are anticipated to serve on the Boards of all other Elkhorn Funds.  The unitary board structure was adopted for the Elkhorn Funds because of the efficiencies it achieves with respect to the governance and oversight of the Elkhorn Funds.  Each Elkhorn Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Elkhorn Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting.  Because of the similar and often overlapping issues facing the Elkhorn Funds, including among any such exchange-traded funds, the Board of the Elkhorn Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Elkhorn Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards.  In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Elkhorn Funds’ business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Elkhorn Funds.  The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Elkhorn Investments Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees.  The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Funds, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance.  The Independent Trustees are represented by independent legal counsel at all Board and committee meetings.  Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees.  Messrs. Bunch, Helton and Howard are members of the Nominating and Governance Committee.  If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders.  The Nominating and Governance Committee will not consider new trustee candidates who are 70 years of age or older or will turn 70 years old during the initial term.  When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Funds.  To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of a Fund should mail such recommendation to Philip L. Ziesemer, Secretary, at the

Trust’s address, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.  Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act (as defined below); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected.  In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee.

The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees).  Messrs. Bunch, Helton and Howard serve on the Audit Committee.

Risk Oversight

As part of the general oversight of the Funds, the Board of Trustees is involved in the risk oversight of the Funds.  The Board of Trustees has adopted and periodically reviews policies and procedures designed to address each Fund’s risks.  Oversight of investment and compliance risk, including, if applicable, oversight of any sub-adviser (each, a “Sub-Adviser”), is performed primarily at the Board level in conjunction with the Adviser’s investment oversight group and the Trust’s Chief Compliance Officer (“CCO”).

Melanie H. Zimdars of ALPS Fund Services, Inc. (“ALPS”) serves as CCO of the Trust.  In a joint effort between the Trust and ALPS to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ALPS has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust.  Pursuant to the CCO Services Agreement, ALPS designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1.  Ms. Zimdars currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level.  The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes.  The Board of Trustees reviews reports on each Fund’s and the service providers’ compliance policies and procedures at each quarterly

Board meeting and receives an annual report from the CCO regarding the operations of each Fund’s and the service providers’ compliance programs.  In addition, the Independent Trustees meet privately each quarter with the CCO.  The Audit Committee reviews with the Adviser each Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including a Fund’s risk assessment and risk management policies and guidelines.  The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management.  The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect a Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of a Fund or the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals.  As a result of the foregoing and other factors, a Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees.  The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate.  Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, the Sub-Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees.  Bruce Howard is Professor of Business & Economics at Wheaton College and is a Director and Tax Consultant at Tyndale House Publishers Inc.  Mr. Howard has held these positions since 1980.  Additionally, since 2009, Mr. Howard has served as a member of the Advisory Board for Performance Trust Capital Partners LLC.  Mr. Howard has served as a Trustee of the Elkhorn Funds since 2015.  He currently serves as Chair of the Audit Committee (since 2015) of the Elkhorn Funds.

Gregory D. Bunch is President of Masterplan International Corporation, a position he has held since founding the strategy consulting firm in 1998.  In 2012, Mr. Bunch co-founded Oration, a health-care focused software company.  Additionally, since 2009, Mr. Bunch has served as Adjunct Professor of Entrepreneurship at the University of Chicago, where he teaches New Venture Strategy.  Mr. Bunch has served as a Trustee of the Elkhorn Funds since 2015.  He currently serves as Chair of the Nominating and Governance Committee (since 2015).

Jeffrey P. Helton is Pastor at The People’s Church in Franklin, Tennessee, a position he has held since 2012. Mr. Helton also serves as an Executive/Life Coach at WellSpring Coaching, a company he co-founded in 2010.  Mr. Helton has served as a Trustee of the Elkhorn Funds since 2015.

Interested Trustee.  Benjamin T. Fulton is Chair of the Board of Trustees of the Elkhorn Funds and Chief Executive Officer and President of both Elkhorn Investments as well as Elkhorn Capital Group, LLC, the sole member of Elkhorn Investments.  Previously, Mr. Fulton served as Managing Director at Invesco PowerShares Capital Management LLC from 2005-2013.  He has nearly three decades of experience in the investment management industry.  Mr. Fulton has served as a Trustee of the Elkhorn Funds since 2015.

Each Independent Trustee is paid a fixed annual retainer of $10,000 per year.  The fixed annual retainer is allocated pro rata among each Fund in the Elkhorn Investments Fund Complex based on net assets.  Trustees are also reimbursed by the investment companies in the Elkhorn Investments Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by each Fund and by the Elkhorn Investments Fund Complex for one fiscal year.  The Trust has no retirement or pension plans.  The officers and Trustee who are “interested persons” as designated above serve without any compensation from the Trust.  The Trust has no employees.  Its officers are compensated by Elkhorn Investments.

Name of Trustee	Estimated Compensation from each Fund(1)	Estimated Total Compensation from the Elkhorn Investments Fund Complex(2)
Bruce Howard	$[ ]	$[ ]
Gregory D. Bunch	$[ ]	$[ ]
Jeffrey P. Helton	$[ ]	$[ ]
____________________

(1)	The estimated compensation to be paid by the Funds to the Independent Trustees for one fiscal year for services to each Fund.

(2)	The estimated total compensation paid to the Independent Trustees for one fiscal year for services to all Funds advised by Elkhorn Investments.

The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the Elkhorn Investments Fund Complex as of [____________], 2016:

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Elkhorn Investments Fund Complex
Interested Trustee
Benjamin T. Fulton	None	$[ ]
Independent Trustees
Bruce Howard	None	None
Gregory D. Bunch	None	None
Jeffrey P. Helton	None	None

As of [____________], 2016, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

As of [____________], 2016, the officers and Trustees, in the aggregate, owned less than 1% of the shares of each Fund.

Investment Adviser.  The Board of Trustees of the Trust, including the Independent Trustees, approved an investment management agreement (the “Investment Management Agreement”) for the Funds for an initial term ending [____________].  The Board of Trustees determined that the Investment Management Agreement is in the best interests of the Funds in light of the services, expenses and such other matters as the Board of Trustees considered to be relevant in the exercise of its reasonable business judgment.

Pursuant to the Investment Management Agreement between Elkhorn Investments and the Trust, Elkhorn Investments will manage the investment of each Fund’s assets and will be responsible for paying all expenses of the Funds, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.  Each Fund has agreed to pay Elkhorn Investments an annual management fee equal to [___]%, [___]%, [___]%, [___]%, [___]%, [___]%, [___]%, [___]% and [___]% of its average daily net assets for the Consumer Discretionary Fund, Consumer Staples Fund, Energy Fund, Financials Fund, Health Care Fund, Industrials Fund, Information Technology Fund, Materials Fund and Utilities Fund, respectively.

Elkhorn Investments, 207 Reber Street, Suite 201, Wheaton, Illinois 60187, is the investment adviser to the Funds.  Elkhorn Investments is a limited liability company with a sole member, Elkhorn Capital Group, LLC.  Elkhorn Investments discharges its responsibilities subject to the policies of the Board of Trustees.

Elkhorn Investments provides investment tools and portfolios for advisers and investors.  Elkhorn Investments is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches.  Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

Elkhorn Investments acts as investment adviser for and manages the investment and reinvestment of the assets of each Fund.  Elkhorn Investments also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Under the Investment Management Agreement, Elkhorn Investments shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Elkhorn Investments in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties.  The Investment Management Agreement continues until [____________], and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees.  The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to each Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of each Fund’s outstanding voting securities on 60 days’ written notice to Elkhorn Investments, or by Elkhorn Investments on 60 days’ written notice to the Fund(s).

Investment Committee.  The Investment Committee of Elkhorn Investments (the “Investment Committee”) is primarily responsible for the day-to-day management of each Fund.  There are currently four members of the Investment Committee, as follows:

Name	Position with Elkhorn Investments	Length of Service with Elkhorn Investments	Principal Occupation During Past Five Years
Benjamin T. Fulton	Chief Executive Officer	Since 2013	Chief Executive Officer and President, Elkhorn Investments, LLC, 2013-present; Managing Director, Invesco PowerShares Capital Management LLC, 2005-2013

Name	Position with Elkhorn Investments	Length of Service with Elkhorn Investments	Principal Occupation During Past Five Years
Graham Day	Director	Since 2014
Director of Product Development, Elkhorn Investments, LLC, 2014-present; Senior Strategist (2013-2014), Product Manager (2011-2013), Research Analyst (2009-2011), Invesco PowerShares Capital Management LLC

Jeff Wynsma	Director	Since 2013	Director, Product Strategy & Research, Elkhorn Investments, LLC, 2013-present; Financial Consultant, Benjamin F. Edwards & Co., 2010-2013
Jordan Golz	Analyst	Since 2014	Analyst, Elkhorn Investments, LLC, 2014-present

No member of the Investment Committee beneficially owns any shares of the Funds.

Compensation.  The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of Elkhorn Investments.  Salaries are determined by management and are based upon an individual’s position and overall value to the firm.  Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the firm and the profitability of the firm.  Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of a Fund or the value of assets included in a Fund’s portfolio.

The Investment Committee manages the investment vehicles (other than the series of the Trust) with the number of accounts and assets, as of [____________], 2016, set forth in the table below:

Accounts Managed by Investment Committee

Investment Committee Member	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Benjamin T. Fulton	[______________]	— ($—)	— ($—)
Graham Day	[______________]	— ($—)	— ($—)
Jeff Wynsma	[______________]	— ($—)	— ($—)
Jordan Golz	[______________]	— ($—)	— ($—)
____________________

Conflicts.  None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account.  In addition, Elkhorn Investments believes that there are no material conflicts of interest that may arise in connection with the Investment Committee’s management of the Funds’ investments and the investments of the other accounts managed by the Investment Committee.  However, because the investment strategy of each Fund and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time.  In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, Elkhorn Investments believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

In addition, the Adviser may make payments out of its own internal resources and profits from all sources to other financial intermediaries to encourage the sale of Shares of the Funds.  The payments are intended to compensate financial intermediaries (including broker-dealers) for, among other things: marketing Shares, which may consist of payments relating to the Funds, including but not limited to: inclusion on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the financial intermediaries; access to the financial intermediaries registered sales persons; and/or other specified services or persons intended to assist in the marketing of the Funds.  Such payments may be based on various factors, including levels of assets and/or sales (based on gross or net sales or some other criteria).  These payments may create an incentive for a financial intermediary to sell and recommend certain investment products, including the Funds, over other products for which it may receive less compensation.  You may contact your financial intermediary if you want information regarding the any payment it receives from the Adviser.

Brokerage Allocations

Elkhorn Investments is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.  It is the policy of Elkhorn Investments to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to Elkhorn Investments and its clients.  The best price to the Funds means the best net price without regard to the mix between purchase or sale price and commission, if any.  Purchases may be made from underwriters, dealers, and, on occasion, the issuers.  Commissions will be paid on the Funds’ Futures transactions, if any.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.  The Funds may pay mark-ups on principal transactions.  In selecting broker/dealers and in negotiating commissions, Elkhorn Investments considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.  Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of shares.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction.  Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).  Such brokerage and research services are often referred to as “soft dollars.”  Elkhorn Investments has advised the Board of Trustees that it does not currently intend to use soft dollars.

Notwithstanding the foregoing, in selecting brokers, Elkhorn Investments may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility.  Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if Elkhorn Investments determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to Elkhorn Investments or the Trust.  In addition, Elkhorn Investments must determine that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds.  The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided.  The investment advisory fees paid by the Funds to Elkhorn Investments under the Investment Management Agreement would not be reduced as a result of receipt by Elkhorn Investments of research services.

Elkhorn Investments places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which each Fund effects securities transactions may be used by Elkhorn Investments in servicing all of its accounts; not all of such services may be used by Elkhorn Investments in connection with the Funds.  Elkhorn Investments believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it.  Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary.  However, Elkhorn Investments believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.  Elkhorn Investments seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account.  In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund.  In making such allocations between a Fund and other advisory accounts, the main factors considered by Elkhorn Investments are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Administrator.  Bank of New York Mellon (“BNYM”) serves as Administrator for the Funds.  Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement.  Under such agreement, BNYM is obligated on a continuous basis, to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust and the Funds.  BNYM will generally assist in all aspects of the Trust’s and the Funds’ operations; supply and maintain office facilities (which may be in BNYM’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; and provide monitoring reports and assistance regarding compliance with federal and state securities laws.

Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Funds has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence or willful misconduct in the performance of its duties.

Pursuant to the Fund Administration and Accounting Agreement between BNYM and the Trust, each Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BNYM in the performance of its duties.  This fee is subject to reduction for assets over $1 billion.

Custodian, Transfer Agent, Fund Accounting Agent, Distributor, Index Provider
and Exchange

Custodian, Transfer Agent and Accounting Agent.  BNYM, as custodian for the Funds pursuant to a Custody Agreement, holds the Funds’ assets.  BNYM also serves as transfer agent of the Funds pursuant to an Administrative Agency Agreement.  As the Funds’ accounting agent, BNYM calculates the net asset value of shares and calculates net income and realized capital gains or losses.  BNYM may be reimbursed by the Funds for its out-of-pocket expenses.

Distributor.  ALPS Distributors, Inc. is the distributor (the “Distributor”) and principal underwriter of the Creation Unit Aggregations of the Funds.  Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.  The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares.  Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Elkhorn Investments may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. Elkhorn Investments’ available resources to make these payments include profits from advisory fees received from the Funds. The services Elkhorn Investments may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

12b-1 Plan.  The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no “interested person” of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

No fee is currently paid by the Funds under the plan, and the Funds will not pay 12b-1 fees any time before [____________].

Aggregations.  Fund shares in less than Creation Unit Aggregations are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Unit Aggregations of Fund shares.  Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Index Provider.  The Index Provider is not affiliated with the Funds, ALPS or Elkhorn Investments.  Each Fund is entitled to use its respective Index pursuant to a sublicensing arrangement by and between the Trust, on behalf of each Fund, and Elkhorn Investments, which in turn has a license agreement with the Index Provider.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by the Adviser.  Each Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by the Adviser.  The Adviser’s products are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates or third party licensors (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Adviser’s products or any member of the public regarding the advisability of investing in securities generally or in Adviser’s products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to the Adviser with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Adviser’s products.  S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of Adviser’s products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Adviser’s products or the timing of the issuance or sale of Adviser’s products or in the determination or calculation of the equation by which Adviser’s products is to be converted into cash. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Adviser’s products. There is no assurance that investment products based on the Indices will accurately track the applicable Index performance or provide positive investment returns.  S&P Dow Jones Indices LLC and its subsidiaries are not investment advisers.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P Dow Jones Indices do not guarantee the adequacy, accuracy, timeliness and/or the completeness of the indices or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto.  S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein.  S&P Dow Jones Indices make no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use or as to results to be obtained by the Adviser, Owners of the Adviser’s products, or any other person or entity from the use of the Indices or with respect to any data related thereto.  Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise.  There are no third party beneficiaries of any agreements or arrangements between S&P Dow Jones Indices and the Adviser, other than the licensors of S&P Dow Jones Indices.

The Adviser does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices even if notified of the possibility of such damages.

Exchange.  The only relationship that the Exchange has with Elkhorn Investments or the Distributor of the Funds in connection with the Funds is that the Exchange lists the shares of the Funds pursuant to its listing agreement with the Trust.  The Exchange is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the shares of the Funds or in the determination or calculation of the asset value of the Funds.  The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Additional Information

Book Entry Only System.  The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares.  Shares of the Funds are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently with the best interests of the Funds.

The Board has delegated to Elkhorn Investments the proxy voting responsibilities for the Funds and has directed Elkhorn Investments to vote proxies consistent with the Funds’ best interests.  Elkhorn Investments has engaged the services of Institutional Shareholder Services, Inc. (“ISS”) to make recommendations to Elkhorn Investments on the voting of proxies relating to securities held by the Funds.  If Elkhorn Investments manages the assets of a company or its pension plan and any of Elkhorn Investments’ clients hold any securities of that company, Elkhorn Investments will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest.  While these guidelines are not intended to be all-inclusive, they do provide guidance on Elkhorn Investments’ general voting policies.

Elkhorn Investments has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on Elkhorn Investments’ general voting policies. The ISS Proxy Voting Guidelines are attached hereto as Exhibit A.

Quarterly Portfolio Schedule.  The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q.  Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov.  Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.

Policy Regarding Disclosure of Portfolio Holdings.  The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings.  The Board of Trustees must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of a Fund.  The Funds’ portfolio holdings are also available on each Fund’s website at http://www.elkhorn.com.  The Trust, Elkhorn Investments and ALPS will not disseminate non-public information concerning the Trust.

Codes of Ethics.  In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, Elkhorn Investments and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions.  Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Funds; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department.  These Codes of Ethics are on public file with, and are available from, the SEC.

Creation and Redemption of Creation Unit Aggregations

Creation.  The Trust issues and sells shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their net asset values next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business.  As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of a Fund may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below; and/or (ii) a designated portfolio of equity securities determined by Elkhorn Investments—the “Deposit Securities”—per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the underlying index and generally an amount of cash—the “Cash Component”—computed as described below.  Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount.  The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the net asset value of Fund shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities.  If the Cash Component is a positive number (i.e., the net asset value per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the net asset value per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business of the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund change as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by Elkhorn Investments with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the underlying index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available, that may not be available in sufficient quantity for delivery or which might not be eligible for trading by an Authorized Participant (“AP”) or the investor for which it is acting or other relevant reason.  The adjustments described above will reflect changes known to Elkhorn Investments on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations.  In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below), and have international operational capabilities.  A DTC Participant is also referred to as an AP.  Investors should contact the Distributor for the names of APs that have signed a Participant Agreement.  All Fund shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the transfer agent no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the net asset value of shares of a

Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern Time on the trade date.  A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.”  Orders must be transmitted by an AP by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP, as applicable, in the form required by such AP.  In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders. In order to purchase Creation Units of a Fund, an AP must submit an order to purchase for one or more Creation Units.  All such orders must be received by a Fund’s transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern Time) in order to receive that day’s closing net asset value per share.  Orders must be placed in proper form by or through an AP, which is a DTC Participant, i.e., a subcustodian of the Trust.  Deposit Securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below.  If a Deposit Security is an American Depositary Receipt or similar domestic instrument, it may be delivered to the Custodian.  The AP must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the creation order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below.  The “International Contractual Settlement Date” is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to a Fund; or (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded.  A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component (if applicable) to replace any Deposit

Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.

The AP must also make available no later than 2:00 p.m., Eastern Time, on the International Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee.  Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

A Creation Unit Aggregation will not be issued until the transfer of good title to the Trust of the portfolio of Deposit Securities, the payment of the Cash Component, the payment of any other cash amounts and the Creation Transaction Fee (as defined below) have been completed.  When the required Deposit Securities which are U.S. securities have been delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities have been delivered to the Custodian and each relevant subcustodian confirms to the Custodian that the required Deposit Securities which are non-U.S. securities (or, when permitted in the sole discretion of Trust, the cash in lieu thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify the Distributor and the transfer agent which, acting on behalf of the Trust, will issue and cause the delivery of the Creation Unit Aggregations.  The Trust may in its sole discretion permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other relevant reasons.  If the Distributor, acting on behalf of the Trust, determines that a “cash in lieu” amount will be accepted, the Distributor will notify the AP and the transfer agent, and the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the “cash in lieu” amount, with any appropriate adjustments as advised by the Trust as discussed below.

In the event that an order for a Creation Unit is incomplete on the International Contractual Settlement Date because certain or all of the Deposit Securities are missing, the Trust may issue a Creation Unit notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by an additional cash deposit (described below) with respect to the undelivered Deposit Securities.  The Trust may permit, in its discretion, the AP to substitute a different security in lieu of depositing some or all of the Deposit Securities.  Substitution of cash or a different security might be permitted or required, for example, because one or more Deposit Securities may be unavailable in the quantity needed or may not be eligible for trading by the AP due to local trading restrictions or other restrictions.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such AP notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least  equal to 105% which Elkhorn Investments may change from time to time of the value of the missing Deposit Securities.  Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date.  The Participant Agreement will permit a Fund to buy the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or Elkhorn Investments, have an adverse effect on the Trust, the Fund or the rights of Beneficial Owners; or (vii) circumstances outside the control of the Trust, the Custodian, the Distributor and Elkhorn Investments make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Elkhorn Investments, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  In addition, an order may be rejected for practical reasons such as the imposition by a foreign government or a regulatory body of controls, or other monetary, currency or trading restrictions that directly affect the portfolio securities held or systems failures involving computer or other information systems affecting any relevant sub-custodian.  The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Purchasers of Creation Units must pay a creation transaction fee (the “Creation Transaction Fee”) that is currently $1,000.  The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction.  The Creation Transaction Fee may vary and is based on the composition of the securities included in a Fund’s portfolio and the countries in which the transactions are settled.  The Creation Transaction Fee may increase or decrease as a Fund’s portfolio is adjusted to conform to changes in the composition of its respective Index.  The price for each Creation Unit will equal the daily net asset value per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes.  When a Fund permits an AP to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the AP may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

As discussed above, shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 105% of the market value of the missing Deposit Securities.

Redemption of Fund Shares In Creation Unit Aggregations.  Fund shares may be redeemed only in Creation Unit Aggregations at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the transfer agent and only on a Business Day.  A Fund will not redeem shares in amounts less than Creation Unit Aggregations.  Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit Aggregation.  A redeeming beneficial owner must maintain appropriate security arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded.  If such arrangements cannot be made, or it is not possible to effect deliveries of the portfolio securities in a particular jurisdiction or under certain other circumstances (for example, holders may incur unfavorable tax treatment in some countries if they are entitled to receive “in-kind” redemption proceeds), Fund shares may be redeemed for cash at the discretion of Elkhorn Investments.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m. Eastern Time) on each Business Day, the identity of the Fund Securities (as defined below) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities (as defined below) received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of a portfolio of securities (“Fund Securities”)—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the net asset value of the Fund shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable Redemption Transaction Fee as listed below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes.  In the event that the Fund Securities have a value greater than the net asset value of the Fund shares, a compensating cash payment equal to the difference plus, the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes is required to be made by or through an AP by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of a Fund’s net asset value is not reasonably practicable; or (iv) in such other circumstances as are permitted by the SEC.

Redemption Transaction Fee.  Parties redeeming Creation Units must pay a redemption transaction fee (the “Redemption Transaction Fee”) that is currently $1,000.  The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.  The Redemption Transaction Fee may vary and is based on the composition of the securities included in a Fund’s portfolio and the countries in which the transactions are settled.  The Redemption Transaction Fee may increase or decrease as a Fund’s portfolio is adjusted to conform to changes in the composition of its respective Index.  The Funds reserve the right to effect redemptions in cash.  A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

Placement of Redemption Orders.  Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement.  Investors other than APs are responsible for making arrangements for a redemption request to be made through an AP.  An order to redeem Creation Unit Aggregations of a Fund is deemed received by the Trust on the Transmittal Date if:  (i) such order is received by BNYM (in its capacity as transfer agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNYM; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

Deliveries of Fund Securities to investors are generally expected to be made within three Business Days.  Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than three Business Days after the day on which the redemption request is received in proper form.  In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.  Under the 1940 Act, a Fund would generally be required to make payment of redemption proceeds within seven days after a security is tendered for redemption.  However, because the settlement of redemptions of Fund shares is contingent not only on the settlement cycle of the United States securities markets, but also on delivery cycles of foreign markets, pursuant to an exemptive order on which the Funds may rely, a Fund’s in-kind redemption proceeds must be paid within the maximum number of calendar days required for such payment or satisfaction in the principal local foreign markets where transactions in portfolio securities customarily clear and settle, but generally no later than 15 calendar days following tender of a Creation Unit Aggregation.

In connection with taking delivery of shares of non-U.S. Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an AP’s agreement, in the event the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing shares as soon as possible.  Such undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105%, which Elkhorn Investments may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BNYM and marked to market daily, and that the fees of BNYM and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP.  If the AP’s agreement provides for collateralization, it will permit the Trust, on behalf of the affected Fund, to purchase the missing shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by BNYM according to the procedures set forth in this SAI under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to BNYM by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to BNYM prior to the “DTC Cut-Off-Time,” then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNYM on such Transmittal Date.  If, however, a redemption order is submitted to BNYM by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of a Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of a Fund are delivered through DTC to BNYM by the “DTC Cut-Off-Time” on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the net asset value of its Fund shares based on the net asset value of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the net asset value.

Redemptions of Fund shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An AP or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The AP may request the redeeming Beneficial Owner of the Fund shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Because the portfolio securities of the Funds may trade on the relevant exchange(s) on days that the listing exchange for the Funds is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or purchase and sell shares of a Fund on the listing exchange for the Fund, on days when the net asset value of the Fund could be significantly affected by events in the relevant foreign markets.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund.  This section is current as of the date of the Prospectus.  Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers.  For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances.  In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds.  The Internal Revenue Service could disagree with any conclusions set forth in this section.  In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds.  This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.  There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders.  Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.  If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained.  In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years.  In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates.  In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as each Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.  Dividends received by a Fund from foreign corporations and from REITs are qualifying dividends eligible for this lower tax rate only in certain circumstances.

  Each Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates.  A Fund cannot make any guarantees as to the amount of any distribution, which will be regarded as a qualifying dividend.

Under the “Health Care and Education Reconciliation Act of 2010,” income from a Fund may also be subject to a 3.8% “Medicare tax” imposed for taxable years beginning after 2012.  This tax will generally apply to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.  However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares.  Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of a Fund on the reinvestment date.  A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares.  To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the shares.  Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid.  If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments

Certain of each Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Futures Contracts and Options

A Fund’s transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses.  These rules could, therefore, affect the character, amount and timing of distributions to shareholders.  These provisions also (i) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out); and (ii) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

Investments in Certain Foreign Corporations

If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders.  A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.  A Fund may be able to make an election that could ameliorate these adverse tax consequences.  In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income.  Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above).  Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  This withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions after June 30, 2014, to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury.  For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a Futures Contract or option) in such securities, partnership interests or commodities.  Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) after June 30, 2014, will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

Income Not Effectively Connected.  If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.  However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax.  In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S.

shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption.  If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return.

Income Effectively Connected.  If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations.  Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code.  The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein.  Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.  Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Determination of Net Asset Value

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The per share net asset value of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding.  Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services.  Under normal circumstances, daily calculation of the net asset value will utilize the last closing price of each security held by a Fund at the close of the market on which such security is principally listed.  In determining net asset value, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

(1)Common stocks and other equity securities listed on any national or foreign exchange other than The NASDAQ Stock Market® LLC (“NASDAQ”) and the

London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last sale price on the business day as of which such value is being determined.  Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined.  If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day.  Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

(2)Securities traded in the OTC market are valued at the midpoint between the bid and asked price, if available, and otherwise at their closing bid prices.

In addition, the following types of securities will be valued as follows:

(1)Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service.  When price quotes are not available, fair value is based on prices of comparable securities.

(2)Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by Elkhorn Investments in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

Certain securities may not be able to be priced by pre-established pricing methods.  Such securities may be valued by the Board of Trustees or its delegate at fair value.  These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.”  As a general principle, the current “fair value” of an issue of securities would appear to be the amount, that the owner might reasonably expect to receive for them upon their current sale.  A variety of factors may be considered in determining the fair value of such securities.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.  Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a

Fund’s net asset value and the prices used by its respective Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (i) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (ii) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net assets is not reasonably practicable; or (iii) during any period when the SEC may permit.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  Dividends from net investment income of a Fund, if any, are declared and paid at least annually.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Miscellaneous Information

Counsel.  Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

Independent Registered Public Accounting Firm.  Grant Thornton LLP, 171 North Clark Street, Suite 200, Chicago, Illinois 60601, serves as the Funds’ independent registered public accounting firm.  The firm audits the Funds’ financial statements and performs other related audit services.

Exhibit A - Proxy Voting Guidelines

1

United States
Concise Proxy Voting Guidelines

2016 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2016

Published January 22, 2016

www.issgovernance.com
© 2016 ISS | Institutional Shareholder Services

2016 U.S. Concise Proxy Voting Guidelines

The policies contained herein are a sampling of selected key U.S. proxy voting guidelines and are not intended to be exhaustive. A full summary of ISS’ 2016 proxy voting guidelines can be found at:
http://www.issgovernance.com/policy gateway/2016 policy information/

BOARD OF DIRECTORS:

Voting on Director Nominees in Uncontested Elections

General Recommendation: Generally vote for director nominees, except under the following circumstances:

1. Accountability

Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case  by case) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one  and three year total shareholder returns in the bottom half of a company’s four digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

›	A classified board structure;

›	A supermajority vote requirement;

›	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve out for contested elections;

›	The inability of shareholders to call special meetings;

›	The inability of shareholders to act by written consent;

›	A dual class capital structure; and/or

›	A non–shareholder approved poison pill.

1
In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2
A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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2016 U.S. Concise Proxy Voting Guidelines

Poison Pills:

1.3.	The company’s poison pill has a “dead hand” or “modified dead hand” feature. Vote against or withhold from nominees every year until this feature is removed;

1.4.
The board adopts a poison pill with a term of more than 12 months (“long term pill”), or renews any existing pill, including any “short term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non shareholder approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case by case on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

›
The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on the ballot for shareholder ratification given the circumstances;

›	The issuer’s rationale;

›	The issuer’s governance structure and practices; and

›	The issuer’s track record of accountability to shareholders.

Problematic Audit Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

1.7.	The non audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case by case on members of the Audit Committee and potentially the full board if:

1.10.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

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2016 U.S. Concise Proxy Voting Guidelines

Vote case by case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say on Pay proposal if:

1.16.	The company’s previous say on pay received the support of less than 70 percent of votes cast, taking into account:

›	The company's response, including:

›	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

›	Specific actions taken to address the issues that contributed to the low level of support;

›	Other recent compensation actions taken by the company;

›	Whether the issues raised are recurring or isolated;

›	The company's ownership structure; and

›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.17.
Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case by case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:

›	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;

›	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

›	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;

›	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

›	The company's ownership structure;

›	The company's existing governance provisions;

›	The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and,

›	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case  by case on director nominees. Generally vote against (except new nominees, who should be considered case by case) if the directors:

›	Classified the board;

›	Adopted supermajority vote requirements to amend the bylaws or charter; or

›	Eliminated shareholders' ability to amend bylaws.

1.18.
For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case by case) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, considering the following factors:

›	The level of impairment of shareholders' rights caused by the provision;

›	The disclosed rationale for adopting the provision;

›
The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

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2016 U.S. Concise Proxy Voting Guidelines

›	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,

›	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote case by case on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.19.	Material failures of governance, stewardship, risk oversight3, or fiduciary responsibilities at the company;

1.20.	Failure to replace management as appropriate; or

1.21.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Responsiveness

Vote case by case on individual directors, committee members, or the entire board of directors as appropriate if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

›	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

›	Rationale provided in the proxy statement for the level of implementation;

›	The subject matter of the proposal;

›	The level of support for and opposition to the resolution in past meetings;

›	Actions taken by the board in response to the majority vote and its engagement with shareholders;

›	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

›	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say on pay frequency; or

2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say on pay frequency, taking into account:

›	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

›	The company's ownership structure and vote results;

3
Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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›	ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

›	The previous year's support level on the company's say on pay proposal.

3. Composition

Attendance at Board and Committee Meetings:

3.1.
Generally vote against or withhold from directors (except new nominees, who should be considered case by  case4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;

›	Family emergencies; and

›	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Vote against or withhold from individual directors who:

3.3.	Sit on more than six public company boards; with respect to annual meetings on or after Feb. 1, 20175, sit on more than five public company boards; or

3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards6.

4. Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

5 This policy change includes a 1 year transition period to allow time for affected directors to address necessary changes if they wish.

6 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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Independent Chair (Separate Chair/CEO)

General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

›	The scope of the proposal;

›	The company's current board leadership structure;

›	The company's governance structure and practices;

›	Company performance; and

›	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company's board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale:  the presence of an executive or non independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.

The review of the company's governance practices may include, but is not limited to poor compensation practices, material failures of governance and risk oversight, related party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS' performance assessment will generally consider one , three, and five year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

›	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

›	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

›	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

›	Cap: cap on nominees of generally twenty five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

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Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case by case on the election of directors in contested elections, considering the following factors:

›	Long term financial performance of the company relative to its industry;

›	Management’s track record;

›	Background to the contested election;

›	Nominee qualifications and any compensatory arrangements;

›	Strategic plan of dissident slate and quality of the critique against management;

›	Likelihood that the proposed goals and objectives can be achieved (both slates); and

›	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case by case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

CAPITAL/RESTRUCTURING

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case by case on all other proposals to increase the number of shares of common stock authorized for issuance.

Take into account company specific factors that include, at a minimum, the following:

›	Past Board Performance:

›	The company's use of authorized shares during the last three years

›	The Current Request:

›	Disclosure in the proxy statement of the specific purposes of the proposed increase;

›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

›
The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.

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B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

C.
Companies with one  and three year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end:  50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Mergers and Acquisitions

General Recommendation: Vote case by case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›
Valuation  Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

›	Market reaction How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

›
Strategic rationale  Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›
Negotiations and process  Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

›
Conflicts of interest  Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.  The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

›
Governance Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay for performance alignment, with emphasis on long term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity based plan costs;

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2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

General Recommendation: Vote case by case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management Say on Pay—MSOP) if:

›	There is a significant misalignment between CEO pay and company performance (pay for performance);

›	The company maintains significant problematic pay practices;

›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›
There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

›	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

›	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

›	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay for performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices7, this analysis considers the following:

1.	Peer Group8 Alignment:

7 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

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›	The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three year period.

›	The multiple of the CEO's total pay relative to the peer group median.

2.
Absolute Alignment9 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long term pay for performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long term value creation and alignment with shareholder interests:

›	The ratio of performance to time based equity awards;

›	The overall ratio of performance based compensation;

›	The completeness of disclosure and rigor of performance goals;

›	The company's peer group benchmarking practices;

›	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

›	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi annual awards);

›	Realizable pay10 compared to grant pay; and

›	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

›	Problematic practices related to non performance based compensation elements;

›	Incentives that may motivate excessive risk taking; and

›	Options Backdating.

Problematic Pay Practices related to Non Performance Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case by case considering the context of a company's overall pay program and demonstrated pay for performance philosophy.  Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices.   The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

8
The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

9	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

10	ISS research reports include realizable pay for S&P1500 companies.

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›	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

›	Excessive perquisites or tax gross ups, including any gross up related to a secular trust or restricted stock vesting;

›	New or extended agreements that provide for:

›	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

›	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

›	CIC payments with excise tax gross ups (including "modified" gross ups);

›	Insufficient executive compensation disclosure by externally managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible.

Incentives that may Motivate Excessive Risk Taking

›	Multi year guaranteed bonuses;

›	A single or common performance metric used for short and long term plans;

›	Lucrative severance packages;

›	High pay opportunities relative to industry peers;

›	Disproportionate supplemental pensions; or

›	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined case by case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

›	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

›	Duration of options backdating;

›	Size of restatement due to options backdating;

›	Corrective actions taken by the board or compensation committee, such as canceling or re pricing backdated options, the recouping of option gains on backdated grants; and

›	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case by case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

›	Failure to respond to majority supported shareholder proposals on executive pay topics; or

›	Failure to adequately respond to the company's previous say on pay proposal that received the support of less than 70 percent of votes cast, taking into account:

›	The company's response, including:

›	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

›	Specific actions taken to address the issues that contributed to the low level of support;

›	Other recent compensation actions taken by the company;

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›	Whether the issues raised are recurring or isolated;

›	The company's ownership structure; and

›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans

General Recommendation: Vote case by case on certain equity based compensation plans11 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach with three pillars:

›
Plan Cost:  The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

›	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

›	SVT based only on new shares requested plus shares remaining for future grants.

›	Plan Features:

›	Automatic single triggered award vesting upon a change in control (CIC);

›	Discretionary vesting authority;

›	Liberal share recycling on various award types;

›	Lack of minimum vesting period for grants made under the plan.

›	Grant Practices:

›	The company’s three year burn rate relative to its industry/market cap peers;

›	Vesting requirements in most recent CEO equity grants (3 year look back);

›	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

›	The proportion of the CEO's most recent equity grants/awards subject to performance conditions;

›	Whether the company maintains a claw back policy;

›	Whether the company has established post exercise/vesting share holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors apply:

›	Awards may vest in connection with a liberal change of control definition;

›
The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies   or by not prohibiting it when the company has a history of repricing – for non listed companies);

›	The plan is a vehicle for problematic pay practices or a significant pay for performance disconnect under certain circumstances; or

›	Any other plan features are determined to have a significant negative impact on shareholder interests.

11
Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

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SOCIAL/ENVIRONMENTAL ISSUES (SHAREHOLDER PROPOSALS)

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case by case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

›	Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

›	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

›
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

›
Whether the company already provides current, publicly available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

›	The company’s level of disclosure is at least comparable to that of industry peers; and

›	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

›
The company already discloses current, publicly available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

›	The company's level of disclosure is comparable to that of industry peers; and

›	There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote case by case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

›	Whether the company provides disclosure of year over year GHG emissions performance data;

›	Whether company disclosure lags behind industry peers;

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›	The company's actual GHG emissions performance;

›	The company's current GHG emission policies, oversight mechanisms, and related initiatives; and

›	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Board Diversity

General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:

›	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

›	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case by case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

›	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

›	The level of gender and racial minority representation that exists at the company’s industry peers;

›	The company’s established process for addressing gender and racial minority board representation;

›	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

›	The independence of the company’s nominating committee;

›	Whether the company uses an outside search firm to identify potential director nominees; and

›	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

›
The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

›	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

General Recommendation: Vote case by case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

›	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;

›	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

›	The degree to which industry peers have incorporated similar non financial performance criteria in their executive compensation practices; and

›	The company's current level of disclosure regarding its environmental and social performance.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively,  the  "Information")  is the  property  of  Institutional  Shareholder  Services  Inc.  (ISS),  its  subsidiaries,  or,  in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for  A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Elkhorn ETF Trust
Part C – Other Information

Item 28. Exhibits

Exhibit No. Description

(a)	(1) Amended and Restated Declaration of Trust of the Registrant (1)
(2) Amended Designation of Series Attached Thereto as Schedule A (2)
(b)	By-Laws of the Registrant (1)
(c)	Not Applicable
(d)	(1) Form of Investment Management Agreement between the Registrant and Elkhorn Investments, LLC (1)
(2) Schedule A to Investment Management Agreement between the Registrant and Elkhorn Investments, LLC, dated _______, 2015 (2)
(e)	(1) Form of Distribution Agreement by and between the Registrant and ALPS Distributors, Inc. (1)
(2) Appendix A to Distribution Agreement by and between the Registrant and ALPS Distributors, Inc., dated _______ (2)
(f)	Not Applicable
(g)	(1) Form of Custodian Agreement (1)
(2) Annex I to Custodian Agreement, dated _______ (2)
(h)	(1) Form of Subscription Agreement (1)
(2) Form of Administrative Agency Agreement (1)
(3) Exhibit A to Administrative Agency Agreement, dated _______ (2)
(i)	(1) Opinion and Consent of Massachusetts Counsel (2)
(2) Opinion and Consent of Chapman and Cutler LLP (2)
(j)	Not Applicable

(k)	Not Applicable
(l)	Not Applicable
(m)	(1) Form of 12b-1 Service Plan (1)
(2) Exhibit A to 12b-1 Service Plan, dated _______ (2)
(n)	Not Applicable
(o)	Not Applicable
(p)	(1) Elkhorn Investments, LLC and Elkhorn Funds Code of Ethics (1)
(2) ALPS Distributors, Inc. Code of Ethics (1)
(q)	Powers of Attorney (1)

__________________

(1)	Incorporated by reference to the pre-effective amendment filed on April 28, 2015 on Form N-1A to the Registrant’s initial Registration Statement filed on January 13, 2015.

(2)	To be filed by amendment.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not Applicable

Item 30. Indemnification

Section 9.5 of the Registrant’s Amended and Restated Declaration of Trust provides as follows:

Section 9.5.  Indemnification and Advancement of Expenses.  Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and "expenses" shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant, in the successful defense of any action, suit or proceeding) is asserted by such  director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Elkhorn Investments, LLC (“Elkhorn”), investment adviser to the Registrant, serves as adviser to open-end investment companies and is the portfolio supervisor of certain unit investment trusts.  The principal business of certain of Elkhorn’s principal executive officers involves various activities in connection with Elkhorn’s advisory services and the unit investment trusts sponsored by Elkhorn Securities, LLC (“Elkhorn Securities”).  The principal address for all these investment companies, Elkhorn and Elkhorn Securities is 207 Reber Street, Suite 201, Wheaton, Illinois 60187.

A description of any business, profession, vocation or employment of a substantial nature in which the officers of Elkhorn have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management of the Fund” in the Statement of Additional Information.

Item 32. Principal Underwriter

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc.,  Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, ISI Strategy Fund, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Managed Municipal Fund, North American Government Bond Fund, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, PowerShares QQQ 100 Trust Series 1, Reality Shares ETF Trust, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

              (b)To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund***
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None

Name*	Position with Underwriter	Positions with Fund***
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Liza Orr	Vice President, Attorney	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

________________________
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
***	None of the directors or executive officers of ALPS Distributors, Inc. are employed by the Fund.

(c)Not Applicable

Item 33. Location of Accounts and Records

Elkhorn, 207 Reber Street, Suite 201, Wheaton, Illinois 60187, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

The Bank of New York Mellon Corporation (“BONY”) maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by Elkhorn.

BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on March 4, 2016.

Elkhorn ETF Trust

By:	/s/ Benjamin T. Fulton
Benjamin T. Fulton
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
/s/ Benjamin T. Fulton	President and Chief Executive Officer		March 4, 2016
Benjamin T. Fulton
/s/ Philip L. Ziesemer	Secretary and Chief Financial Officer		March 4, 2016
Philip L. Ziesemer

Bruce Howard*	Trustee	) )
		)	By:	/s/ Benjamin T. Fulton
Gregory D. Bunch*	Trustee	) )		Benjamin T. Fulton Attorney-In-Fact
		)		March 4, 2016
Jeffrey P. Helton*	Trustee	) )
)

*
An original power of attorney authorizing Graham Day, Benjamin T. Fulton and Philip L. Ziesemer to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.